United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23259
(Investment Company Act File Number)

Federated Hermes Adviser Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-10-31

Date of Reporting Period: 2024-10-31

Item 1.	Reports to Stockholders

Federated Hermes SDG Engagement Equity Fund
Class A Shares / FHEQX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Adviser Series
This annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$133	1.19%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index, which captures large-cap and mid-cap representation across developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  Stock selection in the Materials, Consumer Staples and Real Estate sectors positively affected Fund relative performance.
  By sector, an underweight position in Energy and an overweight position in Industrials aided performance.
  Top individual outperforming Fund holdings included Eagle Materials, Varun Beverages and Techtronic Industries.
Top Detractors from Performance
  Stock selection in the Consumer Discretionary, Health Care and Information Technology sectors detracted from Fund relative performance.
  By sector, overweight positions in Consumer Staples, Materials and Financials detracted from performance.
  Top individual detracting Fund holdings included AMN Healthcare Services, Samsonite International and Silicon-On-Insulator Technologies.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 6, 2018 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Class A Shares — including sales load	16.71%	4.39%	5.39%
Class A Shares — excluding sales load	23.47%	5.57%	6.39%
MSCI ACWI Index [2]	32.79%	11.08%	11.05%
MSCI ACWI SMID Cap Index	29.01%	7.96%	7.96%
Morningstar Global Small/Mid Stock Funds	23.52%	5.46%	5.68%
[1]
The Fund commenced operations on November 6, 2018. The Fund’s Class A Shares commenced operations on November 5, 2019. For the periods prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund’s Institutional Shares. The performance shown has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of those classes where applicable.

[2]	The Fund has designated the MSCI ACWI Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$103,300,951
Number of Investments	54
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$504,978
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423A101
Q454423-A (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes SDG Engagement Equity Fund
Institutional Shares / FHESX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Adviser Series
This annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	0.94%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index, which captures large-cap and mid-cap representation across developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  Stock selection in the Materials, Consumer Staples and Real Estate sectors positively affected Fund relative performance.
  By sector, an underweight position in Energy and an overweight position in Industrials aided performance.
  Top individual outperforming Fund holdings included Eagle Materials, Varun Beverages and Techtronic Industries.
Top Detractors from Performance
  Stock selection in the Consumer Discretionary, Health Care and Information Technology sectors detracted from Fund relative performance.
  By sector, overweight positions in Consumer Staples, Materials and Financials detracted from performance.
  Top individual detracting Fund holdings included AMN Healthcare Services, Samsonite International and Silicon-On-Insulator Technologies.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 6, 2018 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Institutional Shares	23.84%	5.85%	6.62%
MSCI ACWI Index [2]	32.79%	11.08%	11.05%
MSCI ACWI SMID Cap Index	29.01%	7.96%	7.96%
Morningstar Global Small/Mid Stock Funds	23.52%	5.46%	5.68%
[1]	Commenced operations on November 6, 2018.
[2]	The Fund has designated the MSCI ACWI Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$103,300,951
Number of Investments	54
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$504,978
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423A309
Q454423-B (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes SDG Engagement Equity Fund
Class R6 Shares / FHERX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Adviser Series
This annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$100	0.89%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index, which captures large-cap and mid-cap representation across developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  Stock selection in the Materials, Consumer Staples and Real Estate sectors positively affected Fund relative performance.
  By sector, an underweight position in Energy and an overweight position in Industrials aided performance.
  Top individual outperforming Fund holdings included Eagle Materials, Varun Beverages and Techtronic Industries.
Top Detractors from Performance
  Stock selection in the Consumer Discretionary, Health Care and Information Technology sectors detracted from Fund relative performance.
  By sector, overweight positions in Consumer Staples, Materials and Financials detracted from performance.
  Top individual detracting Fund holdings included AMN Healthcare Services, Samsonite International and Silicon-On-Insulator Technologies.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 6, 2018 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Class R6 Shares	23.95%	5.88%	6.66%
MSCI ACWI Index [2]	32.79%	11.08%	11.05%
MSCI ACWI SMID Cap Index	29.01%	7.96%	7.96%
Morningstar Global Small/Mid Stock Funds	23.52%	5.46%	5.68%
[1]
The Fund commenced operations on November 6, 2018. The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses applicable to the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.

[2]	The Fund has designated the MSCI ACWI Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$103,300,951
Number of Investments	54
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$504,978
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423A408
Q454423-C (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Value Fund
Class A Shares / FSTRX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Adviser Series
This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$117	0.98%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	31.69%	11.90%	9.21%
Class A Shares — excluding sales load	39.33%	13.18%	9.83%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209206
Q454126-A (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Value Fund
Class C Shares / QCLVX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Adviser Series
This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$211	1.77%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	37.23%	12.28%	8.96%
Class C Shares — excluding sales load	38.23%	12.28%	8.96%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209404
Q454126-B (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Value Fund
Class R Shares / QRLVX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Adviser Series
This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$171	1.43%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R Shares	38.73%	12.68%	9.35%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209503
Q454126-C (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Value Fund
Institutional Shares / FMSTX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Adviser Series
This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.76%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	39.61%	13.42%	10.07%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209701
Q454126-D (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Value Fund
Service Shares / FSTKX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Adviser Series
This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$117	0.98%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Service Shares	39.29%	13.18%	9.83%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209800
Q454126-E (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Value Fund
Class R6 Shares / FSTLX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Adviser Series
This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$83	0.69%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares	39.69%	13.50%	10.09%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209602
Q454126-F (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $434,399

Fiscal year ended 2023 - $455,245

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,937 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $34,531and $74,628 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $269,473

Fiscal year ended 2023 - $321,648

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	A | FHEQX	Institutional | FHESX	R6 | FHERX

Federated Hermes SDG Engagement Equity Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.9%
		Australia—2.0%
102,919		Ansell Ltd.	$ 2,082,065
		Finland—1.6%
40,618		Huhtamaki Oyj	1,597,752
		France—0.8%
10,525	[1]	Silicon-On-Insulator Technologies (SOITEC)	835,305
		Hong Kong—3.1%
225,740		Techtronic Industries Co.	3,233,755
		India—2.4%
349,040		Varun Beverages Ltd.	2,476,507
		Ireland—1.7%
107,055		Glanbia PLC	1,772,664
		Italy—2.2%
210,219		Technogym SpA	2,268,148
		Japan—8.1%
27,150		Horiba Ltd.	1,663,051
60,305		NIFCO, Inc.	1,406,131
32,266		Nissan Chemical Industries	1,087,358
32,580		Open House Co. Ltd.	1,198,740
49,913		Yaoko Co. Ltd.	3,037,834
		TOTAL	8,393,114
		Netherlands—1.9%
52,590		Aalberts NV	1,908,033
		Peru—2.1%
11,815		Credicorp Ltd.	2,175,496
		Singapore—1.6%
897,731		Mapletree Industrial Trust	1,629,241
		Spain—2.8%
96,253		Merlin Properties Socimi SA	1,075,873
27,790		Viscofan Industria Navarra De Envolturas Celulosicas SA	1,856,662
		TOTAL	2,932,535
		Sweden—2.6%
81,005		Trelleborg AB, Class B	2,707,729
		Switzerland—2.0%
2,867		Burckhardt Compression Holdings AG	2,099,754
		United Kingdom—8.8%
2,673,408	[1]	AFC Energy PLC	282,622
238,681		Breedon Group PLC	1,352,906
577,230		Central Asia Metals PLC	1,305,347
32,070		DCC PLC	2,029,062
506,648		Harworth Group PLC	1,167,193
263,733	[1]	Molten Ventures PLC	1,156,875
530,709		SSP Group PLC	1,100,344
60,700	[1]	Vistry Group PLC	717,799
		TOTAL	9,112,148
		United States—55.2%
29,895		Alliant Energy Corp.	1,793,700
25,922	[1]	AMN Healthcare Services, Inc.	983,481
18,647		AptarGroup, Inc.	3,131,018
Annual Financial Statements and Additional Information
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
8,513		Assurant, Inc.	$ 1,631,942
31,338		Brunswick Corp.	2,498,892
13,592	[1]	Chart Industries, Inc.	1,640,826
8,686	[1]	Clean Harbors, Inc.	2,008,724
10,938	[1]	Cooper Cos., Inc.	1,144,990
111,860	[2]	Diversified Energy Co. PLC	1,342,967
8,248		Eagle Materials, Inc.	2,354,474
9,405		Equifax, Inc.	2,492,513
24,389		Fortune Brands Innovations, Inc.	2,032,335
14,259	[1]	Kirby Corp.	1,636,363
6,744		Littelfuse, Inc.	1,649,785
46,871		LKQ Corp.	1,724,384
32,265		nVent Electric PLC	2,406,001
16,877	[1]	PTC, Inc.	3,127,814
14,393		Reinsurance Group of America, Inc.	3,038,074
129,656		Retail Opportunity Investments Corp.	2,009,668
22,559		RPM International, Inc.	2,867,475
734,920		Samsonite International SA	1,725,867
19,573	[1]	Silicon Laboratories, Inc.	2,032,852
13,247		Simpson Manufacturing Co., Inc.	2,381,678
11,785		STERIS PLC	2,614,502
5,284		West Pharmaceutical Services, Inc.	1,627,102
12,121	[1]	WEX, Inc.	2,092,085
25,891		Wintrust Financial Corp.	3,000,508
		TOTAL	56,990,020
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $76,959,094)[3]	102,214,266
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	1,086,685
		TOTAL NET ASSETS—100%	$103,300,951

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2024, these restricted securities amounted to $1,342,967, which represented 1.3% of total net assets.

3	The cost of investments for federal tax purposes amounts to $81,405,561.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
2

The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$53,921,186	$3,068,834	$—	$56,990,020
International	2,175,496	43,048,750	—	45,224,246
TOTAL SECURITIES	$56,096,682	$46,117,584	$—	$102,214,266
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,				Period Ended 10/31/2020[1]
	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.41	$11.11	$13.98	$10.31	$11.24
Income From Investment Operations:
Net investment income[2]	0.12	0.09	0.09	0.04	0.07
Net realized and unrealized gain (loss)	2.55	0.22	(2.92)	3.74	(0.83)
TOTAL FROM INVESTMENT OPERATIONS	2.67	0.31	(2.83)	3.78	(0.76)
Less Distributions:
Distributions from net investment income	(0.11)	(0.01)	(0.04)	(0.11)	(0.12)
Distributions from net realized gain	—	—	—	—	(0.05)
TOTAL DISTRIBUTIONS	(0.11)	(0.01)	(0.04)	(0.11)	(0.17)
Net Asset Value, End of Period	$13.97	$11.41	$11.11	$13.98	$10.31
Total Return[3]	23.47%	2.83%	(20.31)%	36.82%	(6.87)%
Ratios to Average Net Assets:
Net expenses[4]	1.19%[5]	1.19%[5]	1.19%	1.19%[5]	1.19%[5,6]
Net investment income	0.84%	0.71%	0.69%	0.34%	0.70%[6]
Expense waiver/reimbursement[7]	0.32%	0.38%	0.57%	0.62%	1.31%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$648	$256	$156	$194	$158
Portfolio turnover[8]	19%	14%	15%	13%	52%[9]

1	Reflects operations for the period from November 5, 2019 (commencement of operations) to October 31, 2020.
2	Per share numbers have been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.18%, 1.19%, 1.18% and 1.17% for the years ended October 31, 2024, 2023, 2021 and the period ended October 31, 2020, respectively, after taking into account these expense reductions.

6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended October 31, 2020.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.44	$11.14	$14.05	$10.34	$11.05
Income From Investment Operations:
Net investment income[1]	0.15	0.12	0.12	0.07	0.07
Net realized and unrealized gain (loss)	2.57	0.22	(2.93)	3.75	(0.61)
TOTAL FROM INVESTMENT OPERATIONS	2.72	0.34	(2.81)	3.82	(0.54)
Less Distributions:
Distributions from net investment income	(0.13)	(0.04)	(0.10)	(0.11)	(0.12)
Distributions from net realized gain	—	—	—	—	(0.05)
TOTAL DISTRIBUTIONS	(0.13)	(0.04)	(0.10)	(0.11)	(0.17)
Net Asset Value, End of Period	$14.03	$11.44	$11.14	$14.05	$10.34
Total Return[2]	23.84%	3.08%	(20.11)%	37.11%	(4.99)%
Ratios to Average Net Assets:
Net expenses[3]	0.94%[4]	0.94%[4]	0.94%	0.94%[4]	0.94%[4]
Net investment income	1.08%	0.98%	0.93%	0.55%	0.70%
Expense waiver/reimbursement[5]	0.30%	0.33%	0.53%	0.60%	1.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,477	$85,874	$59,692	$63,268	$39,785
Portfolio turnover[6]	19%	14%	15%	13%	52%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.93%, 0.94%, 0.94% and 0.92% for the years ended October 31, 2024, 2023, 2021 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,			Period Ended 10/31/2021[1,2]
	2024	2023	2022[1]
Net Asset Value, Beginning of Period	$11.45	$11.15	$14.05	$13.83
Income From Investment Operations:
Net investment income (loss)[3]	0.15	0.13	(0.01)	0.04
Net realized and unrealized gain (loss)	2.58	0.21	(2.79)	0.18
TOTAL FROM INVESTMENT OPERATIONS	2.73	0.34	(2.80)	0.22
Less Distributions:
Distributions from net investment income	(0.13)	(0.04)	(0.10)	—
Net Asset Value, End of Period	$14.05	$11.45	$11.15	$14.05
Total Return[4]	23.95%	3.08%	(20.04)%	1.59%
Ratios to Average Net Assets:
Net expenses[5]	0.89%[6]	0.89%[6]	0.89%	0.87%[6,7]
Net investment income (loss)	1.10%	1.03%	(0.13)%	0.28%[7]
Expense waiver/reimbursement[8]	0.27%	0.31%	0.65%	0.00%[7,9]
Supplemental Data:
Net assets, end of period (000 omitted)	$176	$144	$140	$0[10]
Portfolio turnover[11]	19%	14%	15%	13%[12]

1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Reflects operations for the period from June 11, 2021 (commencement of operations) to October 31, 2021.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.88%, 0.89% and 0.86% for the years ended October 31, 2024, 2023 and the period ended October 31, 2021, respectively, after taking into account these expense reductions.

7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Represents less than 0.01%.
10	Represents less than $1,000.
11	Securities that mature are considered sales for purposes of this calculation.
12	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended October 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at value (identified cost $76,959,094)	$102,214,266
Cash	1,351,065
Cash denominated in foreign currencies	57,458
Income receivable	167,356
Receivable for shares sold	25,117
Total Assets	103,815,262
Liabilities:
Payable for capital gains taxes withheld	$297,014
Payable for portfolio accounting fees	92,777
Payable for auditing fees	32,896
Payable for shares redeemed	29,345
Payable for custodian fees	23,930
Payable for share registration costs	13,074
Payable for investment adviser fee (Note 5)	2,783
Payable for administrative fee (Note 5)	285
Payable for other service fees (Notes 2 and 5)	218
Accrued expenses (Note 5)	21,989
TOTAL LIABILITIES	514,311
Net assets for 7,362,193 shares outstanding	$103,300,951
Net Assets Consist of:
Paid-in capital	$80,900,355
Total distributable earnings (loss)	22,400,596
TOTAL NET ASSETS	$103,300,951
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($647,998 ÷ 46,371 shares outstanding), no par value, unlimited shares authorized	$13.97
Offering price per share (100/94.50 of $13.97)	$14.78
Redemption proceeds per share	$13.97
Institutional Shares:
Net asset value per share ($102,476,846 ÷ 7,303,284 shares outstanding), no par value, unlimited shares authorized	$14.03
Offering price per share	$14.03
Redemption proceeds per share	$14.03
Class R6 Shares:
Net asset value per share ($176,107 ÷ 12,538 shares outstanding), no par value, unlimited shares authorized	$14.05
Offering price per share	$14.05
Redemption proceeds per share	$14.05
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Dividends (net of foreign taxes withheld of $90,245)	$2,102,841
Expenses:
Investment adviser fee (Note 5)	$782,708
Administrative fee (Note 5)	82,289
Custodian fees	39,632
Transfer agent fees (Note 2)	98,292
Directors’/Trustees’ fees (Note 5)	1,120
Auditing fees	34,161
Legal fees	10,592
Other service fees (Notes 2 and 5)	1,347
Portfolio accounting fees	142,116
Share registration costs	48,453
Printing and postage	22,526
Miscellaneous (Note 5)	34,726
TOTAL EXPENSES	1,297,962
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(277,730)
Reimbursement of other operating expenses (Notes 2 and 5)	(32,863)
Reduction of custodian fees (Note 6)	(10,504)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(321,097)
Net expenses	976,865
Net investment income	1,125,976
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (Including realized foreign capital gains tax of $63,701)	926,228
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including increase in payable for capital gains taxes withheld of $132,816)	18,415,395
Net realized and unrealized gain (loss) on investments and foreign currency transactions	19,341,623
Change in net assets resulting from operations	$20,467,599
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,125,976	$896,967
Net realized gain	926,228	1,292,718
Net change in unrealized appreciation/depreciation	18,415,395	648,214
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,467,599	2,837,899
Distributions to Shareholders:
Class A Shares	(3,434)	(232)
Institutional Shares	(989,342)	(311,512)
Class R6 Shares	(1,720)	(555)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(994,496)	(312,299)
Share Transactions:
Proceeds from sale of shares	22,748,514	36,626,388
Net asset value of shares issued to shareholders in payment of distributions declared	974,071	305,977
Cost of shares redeemed	(26,168,985)	(13,171,406)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,446,400)	23,760,959
Change in net assets	17,026,703	26,286,559
Net Assets:
Beginning of period	86,274,248	59,987,689
End of period	$103,300,951	$86,274,248
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of the Federated Hermes SDG Engagement Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide long-term capital appreciation alongside positive societal impact.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
10

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $321,097 is disclosed in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended October 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$628	$(290)
Institutional Shares	97,641	(32,573)
Class R6 Shares	23	—
TOTAL	$98,292	$(32,863)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,347
For the year ended October 31, 2024, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Financial Statements and Additional Information
11

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at October 31, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Diversified Energy Co. PLC	7/24/2020 - 5/9/2024	$2,361,354	$1,342,967
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2024		Year Ended 10/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	27,362	$372,127	11,800	$142,722
Shares issued to shareholders in payment of distributions declared	255	3,432	20	232
Shares redeemed	(3,704)	(48,855)	(3,433)	(43,076)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	23,913	$326,704	8,387	$99,878
	Year Ended 10/31/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,624,242	$22,376,387	3,196,591	$36,483,666
Shares issued to shareholders in payment of distributions declared	71,899	970,639	26,540	305,745
Shares redeemed	(1,897,320)	(26,120,130)	(1,075,002)	(13,128,330)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(201,179)	$(2,773,104)	2,148,129	$23,661,081
Annual Financial Statements and Additional Information
12

	Year Ended 10/31/2024		Year Ended 10/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	$—	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(177,266)	$(2,446,400)	2,156,516	$23,760,959
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, were as follows:
	2024	2023
Ordinary income[1]	$994,496	$312,299

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,200,463
Undistributed long-term capital gains	$691,072
Net unrealized appreciation	$20,808,705
Other timing differences	$(299,644)
TOTAL	$22,400,596
At October 31, 2024, the cost of investments for federal tax purposes was $81,405,561. The net unrealized appreciation of investments for federal tax purposes was $20,808,705. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $25,187,261 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,378,556. The difference between book-basis and tax-basis unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales and passive foreign investment companies.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2024, the Adviser voluntarily waived $277,730 of its fee and voluntarily reimbursed $32,863 of transfer agent fees.
Certain of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.50% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time, and for such periods as it deems appropriate, reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the year ended October 31, 2024, the Sub-Adviser received a net fee of $336,660 after waivers and reimbursements.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information
13

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentage of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended October 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2024, FSC did not retain any sales charges from the sale of Class A Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS or FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 0.94% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended October 31, 2024, the Fund’s expenses were offset by $10,504 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2024, were as follows:
Purchases	$19,104,502
Sales	$21,365,438
8. CONCENTRATION AND CREDIT RISK
The Fund invests in securities of non-U.S. issuers and may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
Annual Financial Statements and Additional Information
14

on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2024, the Fund had no outstanding loans. During the year ended October 31, 2024, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2024, 100% of total ordinary income (including short-term capital gains) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gains) distributions made by the Fund during the year ended October 31, 2024, 71.1% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information
15

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES ADVISER SERIES AND SHAREHOLDERS OF FEDERATED HERMES SDG ENGAGEMENT EQUITY FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes SDG Engagement Equity Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Adviser Series (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Adviser Series) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2024
Annual Financial Statements and Additional Information
16

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Adviser Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
J. Christopher Donahue	160,690,352.404	890,094.408	0	N/A
John B. Fisher	160,666,838.142	913,608.670	0	N/A
John G. Carson	160,630,876.524	949,570.288	0	N/A
G. Thomas Hough	160,606,554.123	973,892.689	0	N/A
Karen L. Larrimer	160,707,789.945	872,656.867	0	N/A
Max F. Miller	160,201,753.374	1,378,693.438	0	N/A
Frank J. Nasta	160,655,205.430	925,241.382	0	N/A
Thomas M. O’Neill	160,116,012.722	1,464,434.090	0	N/A
Madelyn A. Reilly	160,152,080.357	1,428,366.455	0	N/A
John S. Walsh	159,741,470.299	1,838,976.513	0	N/A
Annual Financial Statements and Additional Information
17

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes SDG Engagement Equity Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Annual Financial Statements and Additional Information
18

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board considered information about the Advisers’ capabilities and resources with respect to environmental, social and governance (“ESG”) investing, noting that in managing the assets of the Fund, the Advisers seek to invest in companies that, in their view, provide the potential for long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to ESG factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Financial Statements and Additional Information
19

The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board also considered information regarding how ESG investing may relate to the Fund’s investment performance. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the five-year period, and was above the Performance Peer Group median for the one-year and three-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees,
Annual Financial Statements and Additional Information
20

custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Annual Financial Statements and Additional Information
21

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
Annual Financial Statements and Additional Information
22

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes SDG Engagement Equity Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A101
CUSIP 31423A309
CUSIP 31423A408
Q454423 (12/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	A | FSTRX	C | QCLVX	R | QRLVX
	Institutional | FMSTX	Service | FSTKX	R6 | FSTLX

Federated Hermes MDT Large Cap Value Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—3.1%
536,131		AT&T, Inc.	$ 12,084,393
205,784		Comcast Corp., Class A	8,986,587
85,373		Electronic Arts, Inc.	12,878,517
42,715		Omnicom Group, Inc.	4,314,215
281,989	[1]	ZoomInfo Technologies, Inc.	3,115,978
		TOTAL	41,379,690
		Consumer Discretionary—4.9%
58,113		Advance Auto Parts, Inc.	2,074,053
58,231		eBay, Inc.	3,348,865
567,462		Gap (The), Inc.	11,786,185
36,070		General Motors Co.	1,830,913
40,499		McDonald’s Corp.	11,830,163
75,578		PVH Corp.	7,441,410
57,280		Royal Caribbean Cruises, Ltd.	11,819,728
127,104		SharkNinja, Inc.	11,720,260
28,228		TJX Cos., Inc.	3,190,611
		TOTAL	65,042,188
		Consumer Staples—8.7%
174,220		Albertsons Cos., Inc.	3,153,382
6,228	[1]	Bellring Brands, Inc.	409,989
228,485		Colgate-Palmolive Co.	21,411,329
11,732		General Mills, Inc.	798,011
86,383		Kimberly-Clark Corp.	11,590,871
225,630		Kroger Co.	12,583,385
75,112		Molson Coors Beverage Company, Class B	4,091,351
78,618		PepsiCo, Inc.	13,056,877
260,886		Philip Morris International, Inc.	34,619,572
13,117		Target Corp.	1,968,075
140,563		WalMart, Inc.	11,519,138
		TOTAL	115,201,980
		Energy—5.7%
11,198		Baker Hughes a GE Co. LLC	426,420
68,621		Cheniere Energy, Inc.	13,132,687
53,013		Chevron Corp.	7,889,395
342,638		Devon Energy Corp.	13,253,238
153,700		EOG Resources, Inc.	18,745,252
54,014		Exxon Mobil Corp.	6,307,755
54,113		Marathon Petroleum Corp.	7,871,818
33,243		Phillips 66	4,049,662
16,056		TechnipFMC PLC	428,534
25,900		Valero Energy Corp.	3,360,784
		TOTAL	75,465,545
		Financials—21.5%
53,985		Ameriprise Financial, Inc.	27,548,545
15,057		Aon PLC	5,523,962
71,223	[1]	Arch Capital Group Ltd.	7,019,739
359,179		Bank of New York Mellon Corp.	27,067,729
22,851	[1]	Berkshire Hathaway, Inc., Class B	10,303,973
44,072		Cboe Global Markets, Inc.	9,412,457
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
23,945		CME Group, Inc.	$ 5,396,245
20,020		Fidelity National Financial, Inc.	1,204,603
80,397	[1]	Fiserv, Inc.	15,910,566
160,058		Hartford Financial Services Group, Inc.	17,676,806
164,790		Interactive Brokers Group, Inc., Class A	25,143,658
20,350		Intercontinental Exchange, Inc.	3,171,955
51,603		JPMorgan Chase & Co.	11,451,738
134,605		Northern Trust Corp.	13,530,495
29,491	[1]	PayPal Holdings, Inc.	2,338,636
159,186		Popular, Inc.	14,204,167
9,039		Principal Financial Group, Inc.	744,814
83,271		Progressive Corp., OH	20,220,697
217,533		Prudential Financial, Inc.	26,643,442
195,043		State Street Corp.	18,099,990
88,710		The Travelers Cos., Inc.	21,817,337
		TOTAL	284,431,554
		Health Care—15.7%
109,163		Abbott Laboratories	12,375,809
184,028		AbbVie, Inc.	37,517,788
25,879		Amgen, Inc.	8,285,421
81,593		Baxter International, Inc.	2,912,870
40,580	[1]	Biogen, Inc.	7,060,920
36,135		Cardinal Health, Inc.	3,921,370
81,276	[1]	Centene Corp.	5,060,244
142,521		Dentsply Sirona, Inc.	3,302,212
830,834	[1]	Elanco Animal Health, Inc.	10,501,742
17,441		Elevance Health, Inc.	7,076,860
229,047		Gilead Sciences, Inc.	20,343,955
1,045		HCA Healthcare, Inc.	374,883
26,221		Humana, Inc.	6,760,560
82,668	[1]	Illumina, Inc.	11,915,766
165,096	[1]	Incyte Genomics, Inc.	12,236,916
205,341		Johnson & Johnson	32,825,812
15,480		Merck & Co., Inc.	1,583,914
26,886		Teleflex, Inc.	5,405,699
31,487		UnitedHealth Group, Inc.	17,774,411
		TOTAL	207,237,152
		Industrials—15.3%
81,748		3M Co.	10,502,166
20,100		AGCO Corp.	2,006,784
3,697		C.H. Robinson Worldwide, Inc.	380,939
30,452		Caterpillar, Inc.	11,456,042
120,868		GE Aerospace	20,762,705
73,443	[1]	GE Vernova, Inc.	22,154,815
19,470		Lennox International, Inc.	11,732,038
74,471		Manpower, Inc.	4,680,502
72,503		Masco Corp.	5,793,715
1,582		Northrop Grumman Corp.	805,270
188,923		Otis Worldwide Corp.	18,552,239
5,406		Paycom Software, Inc.	1,130,016
90,032	[1]	SPX Technologies, Inc.	12,918,692
39,677		Trane Technologies PLC	14,686,838
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
10,517		TransDigm, Inc.	$ 13,696,289
79,015		Union Pacific Corp.	18,337,011
10,705	[1]	United Airlines Holdings, Inc.	837,773
3,020		United Rentals North America, Inc.	2,454,656
284,778		Veralto Corp.	29,101,464
		TOTAL	201,989,954
		Information Technology—10.2%
94,561	[1]	AppLovin Corp.	16,017,688
169,290	[1]	DXC Technology Co.	3,362,099
277,849	[1]	Fortinet, Inc.	21,855,602
203,477	[1]	GoDaddy, Inc.	33,939,964
991,639		Hewlett Packard Enterprise Co.	19,327,044
1,871		IBM Corp.	386,773
6,647		NetApp, Inc.	766,466
236,005	[1]	Nutanix, Inc.	14,655,911
49,537		Qualcomm, Inc.	8,063,137
203,546		Vishay Intertechnology, Inc.	3,452,140
165,771	[1]	Zoom Video Communications, Inc.	12,389,725
		TOTAL	134,216,549
		Materials—5.5%
71,417		Alcoa Corp.	2,863,108
184,533		Berry Global Group, Inc.	13,000,350
137,460		CRH PLC	13,117,808
213,876		Newmont Corp.	9,718,525
49,306		Nucor Corp.	6,993,563
149,788		PPG Industries, Inc.	18,650,104
21,742		Sherwin-Williams Co.	7,800,377
		TOTAL	72,143,835
		Real Estate—3.8%
401,142		Kilroy Realty Corp.	16,133,931
73,473		SBA Communications, Corp.	16,859,849
232,435	[2]	SL Green Realty Corp.	17,574,411
		TOTAL	50,568,191
		Utilities—3.8%
2,872		American Water Works Co., Inc.	396,652
3,964		Consolidated Edison Co.	403,059
13,310		DTE Energy Co.	1,653,368
164,544		Pinnacle West Capital Corp.	14,448,609
122,978		Vistra Corp.	15,367,331
261,495		Xcel Energy, Inc.	17,470,481
		TOTAL	49,739,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,023,048,017)	1,297,416,138
		INVESTMENT COMPANY—1.8%
24,260,891		Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[3] (IDENTIFIED COST $24,260,891)	24,260,891
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,047,308,908)[4]	1,321,677,029
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	362,359
		TOTAL NET ASSETS—100%	$1,322,039,388
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$7,683,040	$16,130,832	$23,813,872
Purchases at Cost	$153,704,440	$71,966,455	$225,670,895
Proceeds from Sales	$(137,126,589)	$(88,095,534)	$(225,222,123)
Change in Unrealized Appreciation/Depreciation	$—	$(4,348)	$(4,348)
Net Realized Gain/(Loss)	$—	$2,595	$2,595
Value as of 10/31/2024	$24,260,891	$—	$24,260,891
Shares Held as of 10/31/2024	24,260,891	—	24,260,891
Dividend Income	$1,031,797	$582,140	$1,613,937

*	All or a portion of the balance/activity for the fund relates to cash collateral received on security lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $1,048,932,679.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.50	$28.89	$35.46	$25.00	$27.31
Income From Investment Operations:
Net investment income[1]	0.32	0.36	0.35	0.34	0.37
Net realized and unrealized gain (loss)	9.62	0.11	(1.17)	10.48	(1.95)
TOTAL FROM INVESTMENT OPERATIONS	9.94	0.47	(0.82)	10.82	(1.58)
Less Distributions:
Distributions from net investment income	(0.31)	(0.38)	(0.30)	(0.36)	(0.37)
Distributions from net realized gain	(0.18)	(3.48)	(5.45)	—	(0.36)
TOTAL DISTRIBUTIONS	(0.49)	(3.86)	(5.75)	(0.36)	(0.73)
Net Asset Value, End of Period	$34.95	$25.50	$28.89	$35.46	$25.00
Total Return[2]	39.33%	1.36%	(2.73)%	43.46%	(5.78)%
Ratios to Average Net Assets:
Net expenses[3]	0.98%[4]	0.98%[4]	0.98%	0.98%	0.98%[4]
Net investment income	1.03%	1.34%	1.18%	1.06%	1.44%
Expense waiver/reimbursement[5]	0.18%	0.21%	0.19%	0.19%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$605,484	$475,426	$515,670	$578,491	$432,229
Portfolio turnover[6]	69%	95%	111%	70%	139%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.98%, 0.98% and 0.98% for the years ended October 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.57	$28.96	$35.52	$25.04	$27.32
Income From Investment Operations:
Net investment income[1]	0.08	0.15	0.11	0.07	0.14
Net realized and unrealized gain (loss)	9.64	0.11	(1.16)	10.51	(1.91)
TOTAL FROM INVESTMENT OPERATIONS	9.72	0.26	(1.05)	10.58	(1.77)
Less Distributions:
Distributions from net investment income	(0.08)	(0.17)	(0.06)	(0.10)	(0.15)
Distributions from net realized gain	(0.18)	(3.48)	(5.45)	—	(0.36)
TOTAL DISTRIBUTIONS	(0.26)	(3.65)	(5.51)	(0.10)	(0.51)
Net Asset Value, End of Period	$35.03	$25.57	$28.96	$35.52	$25.04
Total Return[2]	38.23%	0.55%	(3.48)%	42.34%	(6.53)%
Ratios to Average Net Assets:
Net expenses[3]	1.77%[4]	1.78%[4]	1.79%	1.77%	1.80%[4]
Net investment income	0.25%	0.55%	0.38%	0.27%	0.64%
Expense waiver/reimbursement[5]	0.17%	0.19%	0.17%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,540	$9,330	$10,144	$11,057	$8,848
Portfolio turnover[6]	69%	95%	111%	70%	139%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.77%, 1.78% and 1.80% for the years ended October 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.52	$28.92	$35.47	$25.01	$27.31
Income From Investment Operations:
Net investment income[1]	0.18	0.24	0.22	0.20	0.25
Net realized and unrealized gain (loss)	9.63	0.11	(1.15)	10.49	(1.94)
TOTAL FROM INVESTMENT OPERATIONS	9.81	0.35	(0.93)	10.69	(1.69)
Less Distributions:
Distributions from net investment income	(0.17)	(0.27)	(0.17)	(0.23)	(0.25)
Distributions from net realized gain	(0.18)	(3.48)	(5.45)	—	(0.36)
TOTAL DISTRIBUTIONS	(0.35)	(3.75)	(5.62)	(0.23)	(0.61)
Net Asset Value, End of Period	$34.98	$25.52	$28.92	$35.47	$25.01
Total Return[2]	38.73%	0.88%	(3.12)%	42.86%	(6.20)%
Ratios to Average Net Assets:
Net expenses[3]	1.43%[4]	1.43%[4]	1.43%	1.40%	1.43%[4]
Net investment income	0.59%	0.89%	0.73%	0.65%	1.00%
Expense waiver/reimbursement[5]	0.17%	0.19%	0.20%	0.16%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,380	$14,962	$15,260	$18,448	$14,572
Portfolio turnover[6]	69%	95%	111%	70%	139%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.43%, 1.43% and 1.43% for the years ended October 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.52	$28.91	$35.47	$25.01	$27.33
Income From Investment Operations:
Net investment income[1]	0.39	0.42	0.42	0.42	0.42
Net realized and unrealized gain (loss)	9.62	0.11	(1.16)	10.47	(1.95)
TOTAL FROM INVESTMENT OPERATIONS	10.01	0.53	(0.74)	10.89	(1.53)
Less Distributions:
Distributions from net investment income	(0.38)	(0.44)	(0.37)	(0.43)	(0.43)
Distributions from net realized gain	(0.18)	(3.48)	(5.45)	—	(0.36)
TOTAL DISTRIBUTIONS	(0.56)	(3.92)	(5.82)	(0.43)	(0.79)
Net Asset Value, End of Period	$34.97	$25.52	$28.91	$35.47	$25.01
Total Return[2]	39.61%	1.58%	(2.48)%	43.76%	(5.58)%
Ratios to Average Net Assets:
Net expenses[3]	0.76%[4]	0.76%[4]	0.76%	0.76%	0.76%[4]
Net investment income	1.25%	1.57%	1.39%	1.27%	1.66%
Expense waiver/reimbursement[5]	0.17%	0.19%	0.18%	0.17%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$460,910	$317,853	$370,565	$456,561	$363,057
Portfolio turnover[6]	69%	95%	111%	70%	139%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.76%, 0.76% and 0.76% for the years ended October 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.55	$28.94	$35.50	$25.03	$27.34
Income From Investment Operations:
Net investment income[1]	0.32	0.36	0.35	0.38	0.41
Net realized and unrealized gain (loss)	9.63	0.11	(1.16)	10.45	(1.99)
TOTAL FROM INVESTMENT OPERATIONS	9.95	0.47	(0.81)	10.83	(1.58)
Less Distributions:
Distributions from net investment income	(0.31)	(0.38)	(0.30)	(0.36)	(0.37)
Distributions from net realized gain	(0.18)	(3.48)	(5.45)	—	(0.36)
TOTAL DISTRIBUTIONS	(0.49)	(3.86)	(5.75)	(0.36)	(0.73)
Net Asset Value, End of Period	$35.01	$25.55	$28.94	$35.50	$25.03
Total Return[2]	39.29%	1.35%	(2.70)%	43.44%	(5.77)%
Ratios to Average Net Assets:
Net expenses[3]	0.98%[4]	0.98%[4]	0.98%	0.98%	0.98%[4]
Net investment income	1.04%	1.34%	1.18%	1.07%	1.44%
Expense waiver/reimbursement[5]	0.18%	0.20%	0.19%	0.18%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$152,190	$122,229	$137,041	$159,943	$135,813
Portfolio turnover[6]	69%	95%	111%	70%	139%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.98%, 0.98% and 0.98% for the years ended October 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.55	$28.94	$35.50	$25.03	$27.35
Income From Investment Operations:
Net investment income[1]	0.42	0.43	0.44	0.43	0.43
Net realized and unrealized gain (loss)	9.62	0.12	(1.16)	10.49	(1.95)
TOTAL FROM INVESTMENT OPERATIONS	10.04	0.55	(0.72)	10.92	(1.52)
Less Distributions:
Distributions from net investment income	(0.40)	(0.46)	(0.39)	(0.45)	(0.44)
Distributions from net realized gain	(0.18)	(3.48)	(5.45)	—	(0.36)
TOTAL DISTRIBUTIONS	(0.58)	(3.94)	(5.84)	(0.45)	(0.80)
Net Asset Value, End of Period	$35.01	$25.55	$28.94	$35.50	$25.03
Total Return[2]	39.69%	1.65%	(2.41)%	43.86%	(5.51)%
Ratios to Average Net Assets:
Net expenses[3]	0.69%[4]	0.69%[4]	0.69%	0.69%	0.69%[4]
Net investment income	1.33%	1.62%	1.46%	1.34%	1.73%
Expense waiver/reimbursement[5]	0.17%	0.18%	0.17%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,536	$56,641	$49,211	$57,930	$36,020
Portfolio turnover[6]	69%	95%	111%	70%	139%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.69%, 0.69% and 0.69% for the years ended October 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at value including $60,186 of securities loaned and including $24,260,891 of investment in an affiliated holding* (identified cost $1,047,308,908, including $24,260,891 of identified cost in an affiliated holding)	$1,321,677,029
Cash	50
Receivable for investments sold	3,644,128
Income receivable	975,698
Receivable for shares sold	927,354
Income receivable from an affiliated holding	1,401
Total Assets	1,327,225,660
Liabilities:
Payable for investments purchased	$3,690,417
Payable for shares redeemed	793,811
Payable for other service fees (Notes 2 and 5)	292,261
Payable for portfolio accounting fees	133,188
Payable for collateral due to broker for securities lending (Note 2)	63,282
Payable for investment adviser fee (Note 5)	24,652
Payable for distribution services fee (Note 5)	15,728
Payable for administrative fee (Note 5)	2,947
Accrued expenses (Note 5)	169,986
TOTAL LIABILITIES	5,186,272
Net assets for 37,809,008 shares outstanding	$1,322,039,388
Net Assets Consist of:
Paid-in capital	$882,829,649
Total distributable earnings (loss)	439,209,739
TOTAL NET ASSETS	$1,322,039,388
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($605,483,840 ÷ 17,325,645 shares outstanding), no par value, unlimited shares authorized	$34.95
Offering price per share (100/94.50 of $34.95)	$36.98
Redemption proceeds per share	$34.95
Class C Shares:
Net asset value per share ($13,540,224 ÷ 386,560 shares outstanding), no par value, unlimited shares authorized	$35.03
Offering price per share	$35.03
Redemption proceeds per share (99.00/100 of $35.03)	$34.68
Class R Shares:
Net asset value per share ($16,380,136 ÷ 468,313 shares outstanding), no par value, unlimited shares authorized	$34.98
Offering price per share	$34.98
Redemption proceeds per share	$34.98
Institutional Shares:
Net asset value per share ($460,909,916 ÷ 13,181,206 shares outstanding), no par value, unlimited shares authorized	$34.97
Offering price per share	$34.97
Redemption proceeds per share	$34.97
Service Shares:
Net asset value per share ($152,189,643 ÷ 4,347,054 shares outstanding), no par value, unlimited shares authorized	$35.01
Offering price per share	$35.01
Redemption proceeds per share	$35.01
Class R6 Shares:
Net asset value per share ($73,535,629 ÷ 2,100,230 shares outstanding), no par value, unlimited shares authorized	$35.01
Offering price per share	$35.01
Redemption proceeds per share	$35.01

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Dividends (including $1,199,076 received from affiliated holdings* and net of foreign taxes withheld of $55,184)	$24,406,445
Net income on securities loaned (includes $414,861 earned from an affiliated holding* related to cash collateral balances) (Note 2)	14,489
TOTAL INCOME	24,420,934
Expenses:
Investment adviser fee (Note 5)	$8,386,308
Administrative fee (Note 5)	941,290
Custodian fees	38,164
Transfer agent fees (Note 2)	1,333,827
Directors’/Trustees’ fees (Note 5)	6,080
Auditing fees	30,891
Legal fees	11,697
Distribution services fee (Note 5)	170,362
Other service fees (Notes 2 and 5)	1,778,136
Portfolio accounting fees	200,771
Share registration costs	104,964
Printing and postage	70,734
Miscellaneous (Note 5)	40,439
TOTAL EXPENSES	13,113,663
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(2,018,248)
Reimbursement of other operating expenses (Notes 2 and 5)	(123,616)
Reduction of custodian fees (Note 6)	(1,511)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION	(2,143,375)
Net expenses	10,970,288
Net investment income	13,450,646
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $2,595 on sales of investments in affiliated holdings*)	165,810,053
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(4,348) of investments in affiliated holdings*)	206,859,183
Net realized and unrealized gain (loss) on investments	372,669,236
Change in net assets resulting from operations	$386,119,882

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,450,646	$15,417,439
Net realized gain	165,810,053	10,744,350
Net change in unrealized appreciation/depreciation	206,859,183	(7,184,333)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	386,119,882	18,977,456
Distributions to Shareholders:
Class A Shares	(8,908,511)	(68,994,802)
Class B Shares[1]	—	(267,268)
Class C Shares	(92,768)	(1,278,679)
Class R Shares	(200,282)	(1,967,568)
Institutional Shares	(7,204,489)	(49,849,354)
Service Shares	(2,277,061)	(18,286,170)
Class R6 Shares	(1,233,349)	(7,007,009)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,916,460)	(147,650,850)
Share Transactions:
Proceeds from sale of shares	183,292,699	160,434,930
Net asset value of shares issued to shareholders in payment of distributions declared	18,177,719	136,731,017
Cost of shares redeemed	(242,074,940)	(272,228,694)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,604,522)	24,937,253
Change in net assets	325,598,900	(103,736,141)
Net Assets:
Beginning of period	996,440,488	1,100,176,629
End of period	$1,322,039,388	$996,440,488

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on June 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide growth of income and capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $2,143,375 is disclosed in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended October 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$603,865	$(101,152)
Class C Shares	14,356	—
Class R Shares	48,588	(720)
Institutional Shares	475,309	(75)
Service Shares	159,190	(21,669)
Class R6 Shares	32,519	—
TOTAL	$1,333,827	$(123,616)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,403,131
Class C Shares	29,171
Service Shares	345,834
TOTAL	$1,778,136
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$60,186	$63,282
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2024		Year Ended 10/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	407,644	$12,777,700	537,480	$14,380,318
Shares issued to shareholders in payment of distributions declared	280,965	8,343,203	2,439,741	64,383,819
Conversion of Class B Shares to Class A Shares[1]	—	—	80,583	2,265,996
Shares redeemed	(2,004,862)	(62,183,877)	(2,262,638)	(60,662,269)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,316,253)	$(41,062,974)	795,166	$20,367,864
	Year Ended 10/31/2024		Year Ended 10/31/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	107	$2,850
Shares issued to shareholders in payment of distributions declared	—	—	9,745	258,099
Conversion of Class B Shares to Class A Shares[1]	—	—	(80,279)	(2,265,996)
Shares redeemed	—	—	(8,383)	(233,053)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(78,810)	$(2,238,100)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	127,035	$4,055,739	110,081	$2,942,071
Shares issued to shareholders in payment of distributions declared	3,270	92,618	48,269	1,276,632
Shares redeemed	(108,604)	(3,446,763)	(143,767)	(3,853,548)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	21,701	$701,594	14,583	$365,155
	Year Ended 10/31/2024		Year Ended 10/31/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	51,731	$1,609,777	61,140	$1,646,731
Shares issued to shareholders in payment of distributions declared	6,912	200,282	74,510	1,967,568
Shares redeemed	(176,541)	(5,543,756)	(77,165)	(2,093,800)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(117,898)	$(3,733,697)	58,485	$1,520,499
	Year Ended 10/31/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,619,847	$145,658,042	3,678,034	$98,533,160
Shares issued to shareholders in payment of distributions declared	219,611	6,588,335	1,798,395	47,483,606
Shares redeemed	(4,115,210)	(131,731,843)	(5,838,557)	(155,988,083)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	724,248	$20,514,534	(362,128)	$(9,971,317)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	219,136	$6,848,373	402,686	$10,863,370
Shares issued to shareholders in payment of distributions declared	64,038	1,902,838	592,889	15,674,753
Shares redeemed	(720,450)	(22,581,144)	(946,923)	(25,469,123)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(437,276)	$(13,829,933)	48,652	$1,069,000
Annual Financial Statements and Additional Information

	Year Ended 10/31/2024		Year Ended 10/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	386,806	$12,343,068	1,103,304	$29,800,434
Shares issued to shareholders in payment of distributions declared	35,041	1,050,443	215,008	5,686,540
Shares redeemed	(538,659)	(16,587,557)	(801,852)	(21,662,822)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(116,812)	$(3,194,046)	516,460	$13,824,152
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,242,290)	$(40,604,522)	992,408	$24,937,253

1
On February 3, 2023, Class B Shares were converted to Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income[1]	$13,108,844	$17,747,899
Long-term capital gains	$6,807,616	$129,902,951
TOTAL	$19,916,460	$147,650,850

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$10,438,795
Undistributed long-term capital gains	$156,026,594
Net unrealized appreciation	$272,744,350
TOTAL	$439,209,739
At October 31, 2024, the cost of investments for federal tax purposes was $1,048,932,679. The net unrealized appreciation of investments for federal tax purposes was $272,744,350. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $302,497,204 and unrealized depreciation from investments for those securities having an excess of cost over value of $29,752,854. The difference between book-basis and tax-basis unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.750% on the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets and 0.400% of average daily net assets in excess of $2 billion. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2024, the Adviser voluntarily waived $1,978,673 of its fee and voluntarily reimbursed $123,616 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2024, the Adviser reimbursed $39,575.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$87,616
Class R Shares	82,746
TOTAL	$170,362
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2024, FSC retained $8,696 of fees paid by the Fund. For the year ended October 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended October 31, 2024, FSSC received $329,948 of other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of the Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2024, FSC retained $7,146 in sales charges from the sale of Class A Shares. FSC also retained $201 of CDSC relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.98%, 1.80%, 1.43%, 0.76%, 0.98% and 0.69% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended October 31, 2024, the Fund’s expenses were offset by $1,511 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2024, were as follows:
Purchases	$821,954,494
Sales	$872,828,603
Annual Financial Statements and Additional Information

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2024, the Fund had no outstanding loans. During the year ended October 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. SUBSEQUENT EVENT
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2024, 98.6% of total ordinary income (including short-term capital gains) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gains) distributions made by the Fund during the year ended October 31, 2024, 98.2% qualify for the dividend received deduction available to corporate shareholders.
For the year ended October 31, 2024, the amount of long-term capital gains designated by the Fund was $6,807,616.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES of Federated hermes Adviser Series and THE Shareholders of Federated hermes MDT Large Cap Value Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Large Cap Value Fund (the Fund), a portfolio of Federated Hermes Adviser Series, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
December 23, 2024
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Adviser Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
J. Christopher Donahue	160,690,352.404	890,094.408	0	N/A
John B. Fisher	160,666,838.142	913,608.670	0	N/A
John G. Carson	160,630,876.524	949,570.288	0	N/A
G. Thomas Hough	160,606,554.123	973,892.689	0	N/A
Karen L. Larrimer	160,707,789.945	872,656.867	0	N/A
Max F. Miller	160,201,753.374	1,378,693.438	0	N/A
Frank J. Nasta	160,655,205.430	925,241.382	0	N/A
Thomas M. O’Neill	160,116,012.722	1,464,434.090	0	N/A
Madelyn A. Reilly	160,152,080.357	1,428,366.455	0	N/A
John S. Walsh	159,741,470.299	1,838,976.513	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Value Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the one-year, three-year and five-year periods covered by the Senior Officer’s Evaluation, the Fund’s performance was above the median of the relative peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the five-year period, and underperformed its benchmark index for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Annual Financial Statements and Additional Information

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund’s quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund’s advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board had been informed that the management of the Fund is among the more complex relative to its peers.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
Annual Financial Statements and Additional Information

affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Large Cap Value Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314209206
CUSIP 314209404
CUSIP 314209503
CUSIP 314209701
CUSIP 314209800
CUSIP 314209602
Q454126 (12/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes SDG Engagement Equity Fund: Not Applicable.

Federated Hermes MDT Large Cap Value Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes SDG Engagement Equity Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes SDG Engagement Equity Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes SDG Engagement Equity Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Adviser Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  December 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024